Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

	July 31, 2021	January 31, 2021

	(in thousands)
Property and equipment:
Marine seismic service equipment	$4,157	$5,969
Land and buildings	4,422	4,354
Furniture and fixtures	9,899	9,750
Autos and trucks	491	491

	18,969	20,564
Accumulated depreciation and amortization	(14,529)	(15,813)

Total property and equipment, net	$4,440	$4,751

Property and equipment from continuing operations consisted of the following (in thousands)

	As of January 31,
	2021	2020
Marine seismic service equipment	5,969	8,341
Land and buildings	4,354	4,274
Furniture and fixtures	9,750	9,364
Autos and trucks	491	491

Cost of property and equipment	20,564	22,470
Less accumulated depreciation	(15,813)	(17,051)

Net book value of property and equipment	$4,751	$5,419

Location of Property and Equipment
Location of property and equipment (in thousands):

	As of January 31,
	2021	2020
United States	$3,133	$3,379
Europe	87	78
Singapore	480	773
Malaysia	1,051	1,189

Net book value of property and equipment	$4,751	$5,419